Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Business Combination Subsequent to Year End and Before Report Issuance

The following table summarizes the details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of the acquisition.

As at	January 1, 2021

Consideration
Common Shares	6,111
Preferred Shares	519
Share Purchase Warrants	216
Replacement Stock Options	9
Non-Controlling Interest	11
Total Consideration and Non-Controlling Interest	6,866

Identifiable Assets Acquired and Liabilities Assumed
Cash	735
Restricted Cash	164
Accounts Receivable and Accrued Revenues	1,272
Inventories	1,118
Property, Plant and Equipment, Intangible Assets and Deferred Income Tax Assets	15,227
Right-of-Use Assets	1,137
Long-Term Income Tax Receivable	202
Other Assets	200
Investments in Joint Ventures	457
Accounts Payable and Accrued Liabilities	(2,224)
Income Tax Payable	(59)
Current Portion of Long-Term Debt	(40)
Long-Term Debt	(6,602)
Lease Liabilities	(1,447)
Decommissioning Liabilities	(2,835)
Other Liabilities	(439)
Total Identifiable Net Assets	6,866